SCHEDULE OF STOCK OPTIONS, VALUATION ASSUMPTIONS (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Expected Life	5 years	5 years
Dividend Yield	0.00%	0.00%
Expected Volatility	90.00%	90.00%
Risk-Free Interest Rate	1.00%	0.18%
Previously Reported [Member]
Expected Life			5 years	5 years
Dividend Yield			0.00%	0.00%
Expected Volatility			90.00%	90.00%
Risk-Free Interest Rate			1.00%	0.18%